RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
DHC Acquisition Corp [Member]
SCHEDULE OF FAIR VALUE OF FOUNDER SHARES

The fair value of the founders shares was based on the following significant inputs:

	February 28, 2023	December 1, 2023

Risk-free interest rate	4.72%	5.38%
Remaining life of the Company	0.76	0.42
Value if De-SPAC scenario	$10.21	$10.67
Value in no De-SPAC scenario	$0.00	$0.00
Probability of transaction	50.00%	50.00%
Present value factor	0.97	1.01